EQUITY COMPENSATION - Schedule of Stock Option Assumptions Utilized (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term	1 year	1 year 3 months	2 years
Volatility	44.00%	30.00%	30.00%
Risk-free rate	1.07%	2.36%	2.36%
Expected dividends	0.00%	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%	0.00%